Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents and Restricted Cash[Abstract]
Cash and Cash Equivalents

	December 31, 2017	December 31, 2016
Cash at banks	$12,556	$49,787
Short-term deposits	14,530	3,004
Total cash and cash equivalents	$27,086	$52,791